INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2%
	ADVERTISING & MARKETING - 1.1%
16,353	Criteo S.A. - ADR(a)	$ 441,858

	BANKING - 8.2%
17,940	Capital Bancorp, Inc.	444,374
16,422	CNB Financial Corp	432,227
26,082	Farmers National Banc Corporation	372,712
30,291	First BanCorporation	433,161
8,763	First Financial Corporation	407,480
20,907	Regions Financial Corporation	453,054
14,490	Summit Financial Group, Inc.	413,255
14,490	Unity Bancorp, Inc.	406,155
		3,362,418
	BEVERAGES - 1.0%
6,969	Coca-Cola Femsa S.A.B. de C.V. - ADR	426,712

	BIOTECH & PHARMA - 5.9%
34,882	Catalyst Pharmaceuticals, Inc.(a)	472,302
22,080	Exelixis, Inc.(a)	391,699
5,727	Incyte Corporation(a)	403,353
26,772	Innoviva, Inc.(a)	352,320
690	Regeneron Pharmaceuticals, Inc.(a)	400,931
1,794	United Therapeutics Corporation(a)	406,556
		2,427,161
	CHEMICALS - 0.9%
3,864	Westlake Corporation	381,106

	COMMERCIAL SUPPORT SERVICES - 5.3%
8,970	Forrester Research, Inc.(a)	373,062
21,183	Hackett Group, Inc. (The)	434,887
16,008	Heritage-Crystal Clean, Inc.(a)	521,382
67,620	Information Services Group, Inc.	390,167
3,174	Republic Services, Inc.	452,993
		2,172,491
INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CONTAINERS & PACKAGING - 2.0%
6,693	Greif, Inc., Class A	$ 448,766
2,760	Packaging Corp of America	377,899
		826,665
	ELECTRIC UTILITIES - 1.1%
19,251	Pampa Energia S.A. - ADR(a)	469,532

	ELECTRICAL EQUIPMENT - 3.0%
6,210	Amphenol Corporation, Class A	456,622
12,627	nVent Electric plc	416,186
19,941	SMART Global Holdings, Inc.(a)	365,917
		1,238,725
	ENTERTAINMENT CONTENT - 0.9%
4,071	NetEase, Inc. - ADR	360,324

	FOOD - 1.9%
5,589	Darling Ingredients, Inc.(a)	425,099
13,248	Pilgrim's Pride Corporation(a)	377,171
		802,270
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
7,176	Louisiana-Pacific Corporation	389,154

	HEALTH CARE FACILITIES & SERVICES - 4.1%
3,864	Catalent, Inc.(a)	340,032
2,277	HCA Healthcare, Inc.	450,550
1,518	Molina Healthcare, Inc.(a)	512,128
13,041	Owens & Minor, Inc.	384,840
		1,687,550
	HOME CONSTRUCTION - 1.1%
6,348	DR Horton, Inc.	451,660

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
7,659	Mueller Industries, Inc.	483,819

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.1%
828	WW Grainger, Inc.	$ 459,490

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
4,140	Evercore, Inc., Class A	387,877

	INSURANCE - 0.9%
1,449	Everest Re Group Ltd.	389,853

	MACHINERY - 2.0%
2,001	Caterpillar, Inc.	369,605
2,001	Nordson Corporation	454,567
		824,172
	MEDICAL EQUIPMENT & DEVICES - 1.7%
5,796	Hologic, Inc.(a)	391,577
4,002	QuidelOrtho Corporation(a)	317,199
		708,776
	METALS & MINING - 4.2%
2,691	Alpha Metallurgical Resources, Inc.	422,891
3,519	Encore Wire Corporation	457,823
17,250	Peabody Energy Corporation(a)	425,385
11,937	Warrior Met Coal, Inc.	388,549
		1,694,648
	OFFICE REIT - 1.0%
34,776	City Office REIT, Inc.	401,663

	OIL & GAS PRODUCERS - 5.9%
6,969	Canadian Natural Resources Ltd.	381,971
6,141	Devon Energy Corporation	433,677
2,967	Diamondback Energy, Inc.	395,442
14,766	Eni SpA - ADR	348,773
3,243	EOG Resources, Inc.	393,376
6,831	Occidental Petroleum Corporation	485,001
		2,438,240
INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	RETAIL - DISCRETIONARY - 6.0%
207	AutoZone, Inc.(a)	$ 438,676
22,425	Build-A-Bear Workshop, Inc.,	343,551
7,659	Builders FirstSource, Inc.(a)	448,894
1,380	Dillard's, Inc., Class A	408,811
3,036	Genuine Parts Company	473,647
2,070	Tractor Supply Company	383,261
		2,496,840
	SEMICONDUCTORS - 11.8%
759	Broadcom, Inc.	378,824
15,111	Cohu, Inc.(a)	405,428
11,523	CTS Corporation	487,653
1,242	KLA Corporation	427,409
9,039	Kulicke & Soffa Industries, Inc.	380,000
2,484	NXP Semiconductors N.V.	408,817
7,245	ON Semiconductor Corporation(a)	498,239
20,493	Photronics, Inc.(a)	344,282
4,623	Silicon Motion Technology Corporation - ADR	356,480
11,799	STMicroelectronics N.V. - ADR	411,785
51,957	United Microelectronics Corporation - ADR	344,475
22,011	Vishay Intertechnology, Inc.	432,956
		4,876,348
	SOFTWARE - 2.1%
22,425	Perion Network Ltd.(a)	458,592
8,418	Progress Software Corporation	405,158
		863,750
	SPECIALTY FINANCE - 4.0%
6,969	Encore Capital Group, Inc.(a)	381,065
10,902	Essent Group Ltd.	435,971
54,303	EZCORP, Inc., Class A(a)	475,151
10,281	Regional Management Corporation	346,367
		1,638,554
	SPECIALTY REIT - 1.2%
63,342	GEO Group, Inc. (The)(a)	518,137

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	STEEL - 2.2%
3,450	Nucor Corporation	$ 458,643
5,589	Steel Dynamics, Inc.	451,144
		909,787
	TECHNOLOGY HARDWARE - 3.2%
7,314	Jabil, Inc.	441,034
5,175	Lumentum Holdings, Inc.(a)	432,371
9,936	Sanmina Corporation(a)	482,095
		1,355,500
	TECHNOLOGY SERVICES - 3.9%
7,038	CSG Systems International, Inc.	407,148
3,450	Paychex, Inc.	425,523
4,485	Perficient, Inc.(a)	350,279
4,554	Science Applications International Corporation	414,733
		1,597,683
	TELECOMMUNICATIONS - 2.0%
86,043	Telecom Argentina S.A. - ADR	394,937
14,283	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	429,490
		824,427
	TIMBER REIT - 1.0%
11,868	Weyerhaeuser Company	405,411

	TRANSPORTATION & LOGISTICS - 2.6%
4,002	Expeditors International of Washington, Inc.	411,765
73,278	Pangaea Logistics Solutions Ltd.	367,123
97,152	Safe Bulkers, Inc.	309,915
		1,088,803
	TRANSPORTATION EQUIPMENT - 1.0%
4,761	PACCAR, Inc.	416,635

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	WHOLESALE - DISCRETIONARY - 1.9% (Continued)
7,245	ePlus, Inc.(a)	$ 341,384
8,418	LKQ Corporation	448,006
		789,390

	TOTAL COMMON STOCKS (Cost $43,503,730)	41,007,429

	TOTAL INVESTMENTS - 99.2% (Cost $43,503,730)	$ 41,007,429
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	349,824
	NET ASSETS - 100.0%	$ 41,357,253

ADR	- American Depositary Receipt
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
(a)	Non-income producing security.